Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2023	2022
Revenue by source
Operations support services	$886,963	$688,734
Equipment and component sales	57,822	48,728
Construction services	12,435	32,077
	$957,220	$769,539

By commercial terms
Time-and-materials	$575,608	$523,468
Unit-price	363,979	234,047
Lump-sum	17,633	12,024
	$957,220	$769,539

Revenue recognition method
As-invoiced	$600,744	$522,415
Cost-to-cost percent complete	298,654	198,396
Point-in-time	57,822	48,728
	$957,220	$769,539
b) Contract balances

	Note	December 31, 2023	December 31, 2022
Contract assets		$35,027	$15,802
Contract liabilities		59	1,411
Long-term contract liabilities	14	16,114	—
Contract assets include unbilled amounts representing revenue recognized from work performed where the Company does not yet have an unconditional right to compensation. These balances generally relate to revenue accruals on contracts where the percentage of completion method of revenue recognition requires an accrual over what has been billed and revenue recognized from variable consideration related to unapproved contract modifications. Contract liabilities consist of advance payments and billings in excess of costs incurred and estimated earnings on uncompleted contracts. Long-term contract liabilities (included in other long-term obligations) includes upfront payments for long-term contracts to assist with operations scaling. The Company recognized revenue of $1,411 in 2023 that was included in the contract liability balance as of December 31, 2022 ($3,349 in 2022 that was included in the contract balance as of December 31, 2021).
c) Performance obligations
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2023	2022
Revenue recognized (derecognized)	$2,598	$(1,201)
These amounts relate to cumulative catch-up adjustments arising from changes in estimated cost of sales on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
d) Transaction price allocated to the remaining performance obligations
The estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period is $22,797, all of which is expected to be recognized in 2024. Included is all expected consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.
e) Unapproved contract modifications
The Company recognized revenue from variable consideration related to unapproved contract modifications for the year ended December 31, 2023, of $8,032 (year ended December 31, 2022 - $nil). The Company has recorded amounts in current assets related to uncollected consideration from revenue recognized on unapproved contract modifications as at December 31, 2023, of $9,482 (December 31, 2022 - $1,487).